UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21708

Name of Fund: Dow 30(SM) Premium & Dividend Income Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Dow 30(SM) Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York, 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

Dow 30(SM) Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                                      Shares
Industry                                                Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 13.0%                          147,123  Boeing Co.                                              $  13,080,706
                                                     147,123  Honeywell International, Inc.                               6,776,485
                                                     147,123  United Technologies Corp.                                   9,562,995
                                                                                                                      -------------
                                                                                                                         29,420,186
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 2.0%                                   147,123  General Motors Corp.                                        4,507,849
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 3.1%                                     147,123  The Coca-Cola Co.                                           7,061,904
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.2%                                     147,123  E.I. du Pont de Nemours & Co.                               7,272,290
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 8.7%                       147,123  Hewlett-Packard Co.                                         5,905,517
                                                     147,123  International Business Machines Corp.                      13,867,814
                                                                                                                      -------------
                                                                                                                         19,773,331
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 3.7%                              147,123  American Express Co.                                        8,297,737
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 6.5%                147,123  Citigroup, Inc.                                             7,553,295
                                                     147,123  JPMorgan Chase & Co.                                        7,117,811
                                                                                                                      -------------
                                                                                                                         14,671,106
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 5.0%        147,123  AT&T Inc.                                                   5,801,060
                                                     147,123  Verizon Communications, Inc.                                5,578,904
                                                                                                                      -------------
                                                                                                                         11,379,964
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 3.0%                      147,123  Wal-Mart Stores, Inc.                                       6,907,425
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.9%                 147,123  McDonald's Corp.                                            6,627,891
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 4.1%                            147,123  The Procter & Gamble Co.                                    9,292,289
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 7.2%                      147,123  3M Co.                                                     11,244,611
                                                     147,123  General Electric Co.                                        5,202,269
                                                                                                                      -------------
                                                                                                                         16,446,880
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.4%                                     147,123  American International Group, Inc.                          9,889,608
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.3%                                     147,123  Caterpillar, Inc.                                           9,861,655
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.2%                                         147,123  Walt Disney Co.                                             5,065,445
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.2%                               147,123  Alcoa, Inc.                                                 4,987,470
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.9%                   147,123  Exxon Mobil Corp.                                          11,100,430
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.4%                               147,123  Johnson & Johnson                                           8,865,632
                                                     147,123  Merck & Co., Inc.                                           6,498,423
                                                     147,123  Pfizer, Inc.                                                3,716,327
                                                                                                                      -------------
                                                                                                                         19,080,382
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.2%      147,123  Intel Corp.                                                 2,814,462

-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.8%                                      147,123  Microsoft Corp.                                             4,100,318
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.4%                              147,123  Home Depot, Inc.                                            5,405,299
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 5.7%                                       147,123  Altria Group, Inc.                                         12,918,871
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks (Cost - $189,632,041) - 99.9%         226,882,792
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Face
                                                      Amount  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 1.1%                             $ 2,498,781  State Street Bank & Trust Co., 4.25% due 4/02/2007          2,498,781
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Short-Term Securities
                                                              (Cost - $2,498,781) - 1.1%                                  2,498,781
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments (Cost - $192,130,822) - 101.0%          229,381,573
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Number of
                                                   Contracts  Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                     670  3M Co., expiring April 2007 at USD 78.154, Broker
                                                              JPMorgan Chase                                               (44,220)
                                                         670  AT&T Inc., expiring April 2007 at USD 39.43, Broker          (51,368)
                                                              Banc of America
                                                         670  Alcoa, Inc., expiring April 2007 at USD 34.299, Broker
                                                              Deutsche Bank AG                                             (68,662)
                                                         670  Altria Group, Inc., expiring April 2007 at USD 87.082,
                                                              Broker Banc of America                                      (169,343)

Dow 30(SM) Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                                   Number of
                                                   Contracts  Options Written                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         670  American Express Co., expiring April 2007 at USD
                                                              56.60, Broker Deutsche Bank AG                          $    (77,177)
                                                         670  American International Group, Inc., expiring
                                                              April 2007 at USD 68.53, Broker Deutsche Bank AG             (27,859)
                                                         670  Boeing Co., expiring April 2007 at USD 91.223, Broker
                                                              Deutsche Bank AG                                             (52,005)
                                                         670  Caterpillar, Inc., expiring April 2007 at USD 64.811,
                                                              Broker Deutsche Bank AG                                     (190,957)
                                                         670  Citigroup, Inc., expiring April 2007 at USD 50.56,
                                                              Broker Deutsche Bank AG                                      (99,240)
                                                         670  The Coca-Cola Co., expiring April 2007 at USD 48.632,
                                                              Broker JPMorgan Chase                                        (31,490)
                                                         670  E.I. du Pont de Nemours & Co., expiring April 2007
                                                              at USD 51.37, Broker UBS Warburg                             (15,276)
                                                         670  Exxon Mobil Corp., expiring April 2007 at USD 76.305,
                                                              Broker Banc of America                                      (115,242)
                                                         670  General Electric Co., expiring April 2007 at USD
                                                              35.016, Broker Deutsche Bank AG                              (51,670)
                                                         670  General Motors Corp., expiring April 2007 at USD
                                                              29.38, Broker Deutsche Bank AG                              (140,198)
                                                         670  Hewlett-Packard Co., expiring April 2007 at USD 40.84,
                                                              Broker Deutsche Bank AG                                      (38,545)
                                                         670  Home Depot, Inc., expiring April 2007 at USD 38.29,
                                                              Broker Deutsche Bank AG                                      (23,363)
                                                         670  Honeywell International, Inc., expiring April 2007
                                                              at USD 47.813, Broker JPMorgan Chase                         (26,800)
                                                         670  Intel Corp., expiring April 2007 at USD 19.453, Broker
                                                              JPMorgan Chase                                               (34,170)
                                                         670  International Business Machines Corp., expiring April
                                                              2007 at USD 95.94, Broker JPMorgan Chase                     (91,120)
                                                         670  JPMorgan Chase & Co., expiring April 2007 at USD
                                                              49.19, Broker UBS Warburg                                    (38,123)
                                                         670  Johnson & Johnson, expiring April 2007 at USD 60.822,
                                                              Broker JPMorgan Chase                                        (44,890)
                                                         670  McDonald's Corp., expiring April 2007 at USD 45.571,
                                                              Broker JPMorgan Chase                                        (44,890)
                                                         670  Merck & Co., Inc., expiring April 2007 at USD 43.672,
                                                              Broker Banc of America                                       (98,916)
                                                         670  Microsoft Corp., expiring April 2007 at USD 27.916,
                                                              Broker Banc of America                                       (44,738)
                                                         670  Pfizer, Inc., expiring April 2007 at USD 25.573,
                                                              Broker Banc of America                                       (26,553)
                                                         670  The Procter & Gamble Co., expiring April 2007 at USD
                                                              63.64, Broker Banc of America                                (59,940)
                                                         670  United Technologies Corp., expiring April 2007 at USD
                                                              65.74, Broker Deutsche Bank AG                               (61,767)
                                                         670  Verizon Communications, Inc., expiring April 2007
                                                              at USD 37.864, Broker Banc of America                        (45,357)

Dow 30(SM) Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                                   Number of
                                                   Contracts  Options Written                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         670  Wal-Mart Stores, Inc., expiring April 2007 at USD
                                                              47.25, Broker Deutsche Bank AG                          $    (58,484)
                                                         670  Walt Disney Co., expiring April 2007 at USD 34.43,
                                                              Broker UBS Warburg                                           (44,019)
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Options Written
                                                              (Premiums Received - $2,006,549) - (0.9%)                 (1,916,382)
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments, Net of Options Written
                                                              (Cost - $190,124,273*) - 100.1%                           227,465,191

                                                              Liabilities in Excess of Other Assets - (0.1%)               (266,869)
                                                                                                                      -------------
                                                              Net Assets - 100.0%                                     $ 227,198,322
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 190,128,006
                                                                  =============
      Gross unrealized appreciation                               $  40,197,299
      Gross unrealized depreciation                                  (2,860,114)
                                                                  -------------
      Net unrealized appreciation                                 $  37,337,185
                                                                  =============

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30(SM) Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    -------------------
    Mitchell M. Cox
    Chief Executive Officer
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -------------------
    Mitchell M. Cox
    Chief Executive Officer
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: May 21, 2007


By: /s/ James E. Hillman
    -------------------
    James E. Hillman
    Chief Financial Officer
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: May 21, 2007